Investments - Disclosure of detailed information about investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investments [Line Items]
Total Investments	$ 10,568	$ 14,561
Less: current portion	(6,628)	(10,409)
Non-current portion	3,940	4,152
Marketable securities
Disclosure Of Investments [Line Items]
Total Investments	4,001	9,966
Warrants
Disclosure Of Investments [Line Items]
Total Investments	195	4
Private company investments
Disclosure Of Investments [Line Items]
Total Investments	$ 6,372	$ 4,591